10. EARNINGS PER SHARE (Details - q) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,533,963	4,087,797	4,111,697
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	347,000	477,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,533,963	3,740,797	3,634,697